Other non-current assets	12 Months Ended
Dec. 31, 2024
Other non-current assets
Other non-current assets

17. Other non-current assets

Other non-current assets consisted of following items:

	December 31,
	2024	2023

	(Euro, in thousands)
Non-current restricted cash	€1,985	€5,533
Non-current portion of upfront payment to NovAlix	2,580	4,656
Non-current portion of advance related to the NovAliX transaction	2,877	5,563
Other non-current assets	1,266	318
Total other non-current assets	€8,708	€16,070

We refer to note 29 “Details of the NovAlix transaction” for more information related to the upfront payment and the advance.